Related Party Transactions and Balances - Schedule of Due from Related Parties (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Mimosa HK [Member]
Related Party Transaction [Line Items]
Mimosa HK		$ 1,088,558